UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-03495

DWS Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2014

Annual Report

to Shareholders

NY Tax Free Money Fund

Investment Class

Tax Free Money Fund Investment

Contents
NY Tax Free Money Fund
3 Portfolio Management Review
9 Investment Portfolio
13 Statement of Assets and Liabilities
14 Statement of Operations
15 Statement of Changes in Net Assets
17 Financial Highlights
Tax Free Money Fund Investment
18 Investment Portfolio
24 Statement of Assets and Liabilities
25 Statement of Operations
26 Statement of Changes in Net Assets
27 Financial Highlights
28 Notes to Financial Statements
35 Report of Independent Registered Public Accounting Firm
36 Information About Each Fund's Expenses
38 Tax Information
39 Advisory Agreement Board Considerations and Fee Evaluation
48 Board Members and Officers
53 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the funds' $1.00 share price. The credit quality of the funds' holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the funds' share price. The funds' share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the funds may have a significant adverse effect on the share prices of all classes of shares of the funds. See the prospectus for specific details regarding the funds' risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for each fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of each fund's shares outstanding. Yields fluctuate and are not guaranteed.

Investment Objective
NY Tax Free Money Fund Investment seeks a high level of current income exempt from federal and New York income taxes consistent with liquidity and the preservation of capital.
Tax Free Money Fund Investment seeks a high level of current income exempt from federal income taxes consistent with liquidity and the preservation of capital by investing in high-quality, short-term, tax-exempt money market instruments.

In late 2013, the markets were unsettled by announcements from the U.S. Federal Reserve Board (the Fed) that it would soon begin to taper its monthly asset purchases and end its quantitative easing program. But by the time the Fed actually began tapering in January 2014, financial markets took the event very much in stride. This was because a stream of more favorable economic data increased confidence that the U.S. recovery is sustainable. At the March 2014 Federal Open Market Committee (FOMC) meeting, Fed Chair Janet Yellen said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. Throughout 2014, the fixed-income yield curve responded to generally improving economic data and shifting interest rate expectations. The release of the minutes from the June 2014 FOMC meeting gave market participants a framework for how the Fed will end its "policy accommodation," i.e., begin to raise short-term interest rates, possibly in mid-to-late 2015. Near the end of 2014, positive employment and GDP figures accelerated expectations regarding when the Fed will raise rates, and short-term market rates rose. Within the money markets, the Fed continued to experiment with its overnight repurchase agreement program — which is essentially setting the "floor" for money market rates — in order to set up an orderly market environment for the time when the federal funds rate is actually raised.

Positive Contributors to Fund Performance

We were able to maintain a competitive tax-free yield for the funds during the period ended December 31, 2014.

For the Tax Free Money Fund Investment fund, we sought to balance higher yield with top quality by maintaining a strong position in floating-rate securities as we took advantage of comparatively higher floating-rate interest coupons. The interest rate of floating-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes (VRDNs). Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. The fund also held some fixed-rate investments, as we anticipated a flatter yield curve with continued low yields for shorter maturities.

"We continue our insistence on the highest credit quality within the funds."

Within the NY Tax Free Money Fund, we invested the majority of portfolio assets in floating-rate securities. This included new exposure to New York State Housing Finance Agency securities that offered an attractive yield.

For both the NY Tax Free Money Fund and the Tax Free Money Fund Investment, our ability to invest in smaller tactical trades that outperformed larger deals in the marketplace aided relative performance. These trades allowed the funds to pick up incremental yield, as these smaller transactions are often ignored by the marketplace.

Negative Contributors to Fund Performance

The types of securities that we were investing in tended to have lower tax-exempt yields than issues carrying more risk. We preferred to be cautious during a time of market fluctuation. In the end, this cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within money markets, the current balance of tight supply and heavy demand will most likely persist for the next several months. These technical market conditions should keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates. Our current forecast is for the federal funds rate to be increased sometime during the second half of this year.

Fund Performance (as of December 31, 2014)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in these funds is not insured or guaranteed by the FDIC or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price.

7-Day Current Yield
NY Tax Free Money Fund — Investment Class December 31, 2014	.01%*
December 31, 2013	.01%*
Tax Free Money Fund Investment — Premier Shares December 31, 2014	.01%*
December 31, 2013	.01%*

* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been lower.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at (800) 730-1313 for the product's most recent month-end performance.

On July 23, 2014, the Securities and Exchange Commission released a series of new rules regarding money market funds. The new rules were long anticipated, and do not appear to have had a major impact on market conditions initially. In the coming months, we will be closely monitoring the effect of the changes on the market and will consider any structural and operational changes, or other alternatives necessary for the funds to adhere to the new rules prior to its compliance date.

Regarding New York's finances, we continue to see steady improvement. We have also seen strong market demand for new short-term financings issued by the state of New York.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive tax-free yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Quantitative easing entails the Fed's purchase of government and other securities from the market in an effort to increase money supply.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Investment Portfolio as of December 31, 2014

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)

Municipal Investments 90.2%
New York 85.5%
Long Island, NY, Power Authority:
Series 3A, 0.02%*, 5/1/2033, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series C, 0.02%*, 5/1/2033, LOC: Barclays Bank PLC	805,000	805,000
Nassau, NY, Health Care Corp. Revenue:
0.03%*, 8/1/2029, LOC: TD Bank NA	1,400,000	1,400,000
Series D-2, 0.09%*, Mandatory Put 1/27/2015 @ 100, 8/1/2029, LOC: JPMorgan Chase Bank NA	1,800,000	1,800,000
New York, RBC Municipal Products, Inc. Trust, Series O-86, 144A, Optional Put with 7 days notice @ par, 0.14%**, 5/15/2022, LIQ: Royal Bank of Canada	1,300,000	1,300,000
New York, State Dormitory Authority Revenue, St. John's University, Series B-1, 0.06%*, 7/1/2034, LOC: Bank of America NA	100,000	100,000
New York, State Dormitory Authority Revenue, State Supported Debt, City University Consolidated, Series C, 0.05%*, 7/1/2031, LOC: Bank of America NA	600,000	600,000
New York, State Dormitory Authority Revenue, State Supported Debt, Mental Health, Series E, Prerefunded 2/15/2015 @ 100, 144A, 5.0%, 2/15/2019, INS: NATL	510,000	513,037
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B, 144A, 5.0%, 3/15/2015	600,000	605,915
Series E, 144A, 5.0%, 8/15/2015	500,000	515,162
Series F, Prerefunded 3/15/2015 @ 100, 144A, 5.0%, 3/15/2023	550,000	555,382
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.03%*, 6/1/2036, LOC: Scotiabank	750,000	750,000
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds-Master Financing Program, Series A, 144A, 4.0%, 8/15/2015	500,000	511,904
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.25%*, 5/1/2048, LOC: Bank of China	2,150,000	2,150,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.05%*, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,850,000	1,850,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 144A, 4.0%, 3/15/2015	500,000	503,902
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A, 5.0%, 4/1/2015	610,000	617,228
New York, State Urban Development Corp. Revenue:
Series A3D, 0.04%*, 3/15/2033, SPA: JPMorgan Chase Bank NA	620,000	620,000
Series 3394, 144A, 0.05%*, 3/15/2043, LIQ: Morgan Stanley Bank	1,800,000	1,800,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax:
Series A1, 144A, 4.0%, 12/15/2015	1,000,000	1,036,573
Series B, 144A, Prerefunded 3/15/2015 @ 100, 4.125%, 3/15/2016, INS: AGMC	250,000	251,979
New York City, NY, Health & Hospital Corp., HHC Capital Corp., Series C, 144A, 0.02%*, 2/15/2031, LOC: TD Bank NA	1,500,000	1,500,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Plaza Residences LP, Series A, AMT, 0.06%*, 7/1/2039, LOC: Citibank NA	1,465,000	1,465,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-4, 0.03%*, 6/15/2023, SPA: Royal Bank of Canada	770,000	770,000
New York City, NY, Transitional Finance Authority Revenue, Series 3393, 144A, 0.05%*, 11/1/2042, LIQ: Morgan Stanley Bank	1,890,000	1,890,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 144A, 0.02%*, 11/15/2028, SPA: TD Bank NA	300,000	300,000
Series A-1, ETM, 144A, 5.0%, 5/1/2015	400,000	406,433
Series A-1, 5.0%, 11/1/2015	860,000	894,400
Series I-2, 5.0%, 11/1/2015	475,000	493,878
New York City, NY, Transitional Finance Authority Revenue, New York City Recovery, Series 1, 0.04%*, 11/1/2022, SPA: Landesbank Hessen-Thuringen	500,000	500,000
New York, NY, General Obligation:
Series H, 2.0%, 8/1/2015	1,285,000	1,299,030
Series H, 144A, 5.0%, 8/1/2015, INS: AMBAC	1,000,000	1,028,388
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, Series A, 0.01%*, 12/1/2029, LOC: Wells Fargo Bank NA	400,000	400,000
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.05%*, 6/1/2021, LIQ: Citibank NA	1,580,000	1,580,000
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.04%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,195,000	1,195,000
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series B, 0.02%*, 1/1/2032, LOC: State Street Bank & Trust Co.	1,635,000	1,635,000
Series B-2, 0.03%*, 1/1/2033, LOC : California State Teacher's Retirement System	1,620,000	1,620,000
		36,263,211
Puerto Rico 4.7%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.11%*, 12/1/2030	2,000,000	2,000,000
Total Municipal Investments(Cost $38,263,211)		38,263,211

Closed-End Investment Companies 9.0%
New York
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.12%*, 10/1/2041, LIQ: Barclays Bank PLC	2,200,000	2,200,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.12%*, 10/1/2041, LIQ: Barclays Bank PLC	1,600,000	1,600,000
Total Closed-End Investment Companies (Cost $3,800,000)		3,800,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $42,063,211)†	99.2	42,063,211
Other Assets and Liabilities, Net	0.8	342,038
Net Assets	100.0	42,405,249

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and shown at their current rates as of December 31, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

† The cost for federal income tax purposes was $42,063,211.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$38,263,211	$—	$38,263,211
Closed-End Investment Companies	—	3,800,000	—	3,800,000
Total	$—	$42,063,211	$—	$42,063,211

There have been no transfers between fair value measurement levels during the year ended December 31, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2014
Assets	NY Tax Free Money Fund
Investments in securities, valued at amortized cost	$42,063,211
Cash	201,724
Receivable for investments sold	80,000
Receivable for Fund shares sold	20,726
Interest receivable	111,598
Due from Advisor	14,286
Other assets	8,975
Total assets	42,500,520
Liabilities
Payable for Fund shares redeemed	20,126
Distributions payable	237
Accrued Trustees' fees	971
Other accrued expenses and payables	73,937
Total liabilities	95,271
Net assets, at value	$42,405,249
Net Assets Consist of
Undistributed net investment income	3,140
Accumulated net realized gain (loss)	(4,479)
Paid-in capital	42,406,588
Net assets, at value	$42,405,249
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($41,656,876 ÷ 41,680,532 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$1.00
Tax-Exempt New York Money Market Fund Net Asset Value, offering and redemption price per share ($748,373 ÷ 748,798 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2014
Investment Income	NY Tax Free Money Fund
Income: Interest	$47,096
Total income	47,096
Expenses: Management fee	54,247
Administration fee	45,206
Services to shareholders	113,900
Distribution and service fees	86,769
Custodian fee	5,916
Professional fees	65,492
Reports to shareholders	54,123
Registration fees	32,911
Trustees' fees and expenses	3,886
Other	4,459
Total expenses before expense reductions	466,909
Expense reductions	(424,360)
Total expenses after expense reductions	42,549
Net investment income	4,547
Net realized gain (loss) from investments	1,649
Net increase (decrease) in net assets resulting from operations	$6,196

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
NY Tax Free Money Fund
Increase (Decrease) in Net Assets	Years Ended December 31,
	2014	2013
Operations: Net investment income	$4,547	$5,637
Net realized gain (loss) from investments	1,649	(3,572)
Net increase (decrease) in net assets resulting from operations	6,196	2,065
Distributions to shareholders from: Net investment income: Investment Class	(5,299)	(5,246)
Tax-Exempt New York Money Market Fund	(158)	(1,073)
Total distributions	(5,457)	(6,319)
Fund share transactions: Investment Class Proceeds from shares sold	133,857,114	125,925,039
Reinvestment of distributions	1,577	1,563
Payments of shares redeemed	(134,804,489)	(141,859,502)
Net increase (decrease) in net assets from Investment Class share transactions	(945,798)	(15,932,900)
Tax-Exempt New York Money Market Fund Proceeds from shares sold	1,572,242	12,998,538
Reinvestment of distributions	157	1,073
Payments for shares redeemed	(3,216,474)	(23,947,518)
Net increase (decrease) in net assets from Tax-Exempt New York Money Market Fund share transactions	(1,644,075)	(10,947,907)
Increase (decrease) in net assets	(2,589,134)	(26,885,061)
Net assets at beginning of period	44,994,383	71,879,444
Net assets at end of period (including undistributed net investment income of $3,140 and $4,050, respectively)	$42,405,249	$44,994,383

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
Other Information	Years Ended December 31,
	2014	2013
Investment Class
Shares outstanding at beginning of period	42,626,330	58,559,230
Shares sold	133,857,114	125,925,039
Shares issued to shareholders in reinvestment of distributions	1,577	1,563
Shares redeemed	(134,804,489)	(141,859,502)
Net increase (decrease) in Fund shares from Investment Class share transactions	(945,798)	(15,932,900)
Shares outstanding at end of period	41,680,532	42,626,330
Tax-Exempt New York Money Market Fund
Shares outstanding at beginning of period	2,392,873	13,340,780
Shares sold	1,572,242	12,998,538
Shares issued to shareholders in reinvestment of distributions	157	1,073
Shares redeemed	(3,216,474)	(23,947,518)
Net increase (decrease) in Fund shares from Tax-Exempt New York Money Market Fund share transactions	(1,644,075)	(10,947,907)
Shares outstanding at end of period	748,798	2,392,873

The accompanying notes are an integral part of the financial statements.

Financial Highlights
NY Tax Free Money Fund Investment Class
	Years Ended December 31,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.01		.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42		43		59		52		52
Ratio of expenses before expense reductions (%)	1.03		.94		.90		.84		.78
Ratio of expenses after expense reductions (%)	.09		.14		.20		.27		.32
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005 per share.

Investment Portfolio as of December 31, 2014

Tax Free Money Fund Investment
	Principal Amount ($)	Value ($)

Municipal Investments 99.3%
Arizona 2.2%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.06%*, 10/1/2025, LOC: Bank of America NA	3,135,000	3,135,000
California 10.8%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.08%*, 9/1/2022, LIQ: Branch Banking & Trust	3,400,000	3,400,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.54%*, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	6,120,000	6,120,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 1.5%, 6/25/2015	3,000,000	3,019,950
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	3,000,000	3,027,771
		15,567,721
District of Columbia 2.1%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.04%*, 10/1/2039, LOC: Barclays Bank PLC	3,000,000	3,000,000
Florida 0.8%
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern University, Series A, 0.03%*, 4/1/2038, LOC: Bank of America NA	800,000	800,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.06%*, 3/1/2034, LOC: Northern Trust Co.	300,000	300,000
		1,100,000
Georgia 1.7%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.09%, 2/2/2015	1,417,000	1,417,000
Rockdale County, GA, Water & Sewerage Authority, 144A, Prerefunded 7/1/2015 @ 100, 5.0%, 7/1/2020, INS: AGMC	1,000,000	1,023,868
		2,440,868
Idaho 3.3%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2015	3,000,000	3,027,922
Idaho, State University Foundation, Inc. Revenue, L.E. & Thelma Stephens Project, 0.04%*, 5/1/2021, LOC: Wells Fargo Bank NA	1,685,000	1,685,000
		4,712,922
Illinois 16.8%
Channahon, IL, Morris Hospital Revenue, Series D, 0.04%*, 12/1/2032, LOC: U.S. Bank NA	2,675,000	2,675,000
DuPage County, IL, School District No. 4 Addison, Prerefunded 1/1/2015 @ 100, 4.1%, 1/1/2021, INS: AGMC	1,165,000	1,165,000
Illinois, State Educational Facilities Authority Revenue, TECP, 0.07%, 3/4/2015	4,065,000	4,065,000
Illinois, State Educational Facilities Authority, State Xavier University Project, Series A, 144A, 0.06%*, 10/1/2032, LOC: Bank of America NA	3,010,000	3,010,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.04%*, 4/1/2033, LOC: Northern Trust Co.	3,300,000	3,300,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.05%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series C, 0.02%*, 12/1/2034	700,000	700,000
Illinois, Upper River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, AMT, 0.19%*, 8/1/2033, LOC: Bank of America NA	4,815,000	4,815,000
		24,230,000
Kentucky 1.1%
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.05%*, 3/1/2030, LOC: U.S. Bank NA	1,580,000	1,580,000
Massachusetts 5.8%
Massachusetts, State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series A7, 0.04%*, 1/1/2029, SPA: TD Bank NA	5,000,000	5,000,000
Massachusetts, University Building Authority, TECP, 0.11%, 1/8/2015, LOC: State Street Bank & Trust Co.	3,300,000	3,300,000
		8,300,000
Michigan 2.5%
Michigan, RIB Floater Trust, Series 2014-7WE, 144A, 0.14%*, 6/1/2015, LOC: Barclays Bank PLC	3,625,000	3,625,000
Missouri 1.4%
Kansas City, MO, Special Obligation, H. Roe Bartle, Series E, 0.04%*, 4/15/2034, LOC: Sumitomo Mitsui Banking	1,950,000	1,950,000
New Hampshire 3.2%
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.04%*, 9/1/2032, LOC: TD Bank NA	4,575,000	4,575,000
New York 17.0%
New York, RBC Municipal Products, Inc. Trust, Series O-86, 144A, Optional Put with 7 days notice @ par, 0.14**, 5/15/2022, LIQ: Royal Bank of Canada	4,950,000	4,950,000
New York, RIB Floater Trust, Series 1WX, 144A, 0.05%*, 6/15/2035, LIQ: Barclays Bank PLC	2,000,000	2,000,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.03%*, 5/15/2037, LIQ: Fannie Mae	2,875,000	2,875,000
New York, State Urban Development Corp. Revenue:
Series A3A, 0.04%*, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,200,000	1,200,000
Series A3C, 0.04%*, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.02%*, 10/15/2041, LIQ: Fannie Mae	1,100,000	1,100,000
New York City, NY, Transitional Finance Authority Revenue, Series 3393, 144A, 0.05%*, 11/1/2042, LIQ: Morgan Stanley Bank	1,000,000	1,000,000
New York City, NY, Trust for Cultural Resources Revenue, Series 2014-B2, 144A, Mandatory Put 6/5/2015 @ par, 0.14**, 4/1/2044	4,000,000	3,998,329
New York, NY, General Obligation:
Series B2, 0.06%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Series H, 2.0%, 8/1/2015	1,000,000	1,010,919
Series H, 144A, 5.0%, 8/1/2015, INS: AMBAC	1,500,000	1,542,582
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.05%*, 6/1/2021, LIQ: Citibank NA	1,000,000	1,000,000
		24,576,830
North Carolina 2.7%
North Carolina, BB&T Municipal Trust, Series 1008, 144A, 0.14%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	2,145,000	2,145,000
North Carolina, State Educational Facilities Finance Agency, Duke University Project, Series A, 0.04%*, 12/1/2017	1,700,000	1,700,000
		3,845,000
Ohio 0.8%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.04%*, 5/1/2049, LOC: Northern Trust Co.	1,145,000	1,145,000
Oregon 0.7%
Clackamas County, OR, School District No. 86, 144A, Prerefunded 6/15/2015 @ 100, 5.0%, 6/15/2018, INS: AGMC	1,025,000	1,047,450
Pennsylvania 5.8%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.05%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series E, 0.04%*, 12/1/2018, GTY: Kimberly-Clark Corp.	3,500,000	3,500,000
Northeastern, PA, Hospital & Education Authority, Commonwealth Medical College Project, 0.03%*, 9/1/2034, LOC: PNC Bank NA	2,915,000	2,915,000
		8,415,000
Texas 19.9%
Arlington, TX, Independent School District, 144A, Prerefunded 2/15/2015 @ 100, 5.0%, 2/15/2017	5,000,000	5,029,615
Harris County, TX, Cultural Education Facilities, TECP, 144A, 0.14%, 8/5/2015	5,000,000	5,000,000
Houston, TX, TECP, 0.08%, 2/17/2015	5,000,000	5,000,000
Houston, TX, Independent School District, 144A, Prerefunded 2/15/2015 @ 100, 5.0%, 2/15/2029	3,000,000	3,017,624
Texas, Dallas Performing Arts Cultural Facilities Corp., Center for the Performing Arts Foundation, Series B, 144A, 0.06%*, 9/1/2041, LOC: JPMorgan Chase Bank NA	1,100,000	1,100,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.09%*, 2/15/2017	3,680,000	3,680,000
Texas, State Transportation Commission, Mobility Fund, Series A, 144A, Prerefunded 4/1/2015 @ 100, 5.0%, 4/1/2028	4,885,000	4,943,531
Williamson County, TX, General Obligation, Prerefunded 2/15/2015 @ 100, 5.0%, 2/15/2030, INS: NATL	1,235,000	1,242,261
		29,013,031
West Virginia 0.7%
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.06%*, 7/1/2039, LOC: Bank of America NA	1,000,000	1,000,000
Total Municipal Investments (Cost $143,258,822)		143,258,822

Closed-End Investment Company 0.4%
California
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.14%*, 8/3/2043, LIQ: Royal Bank of Canada (Cost $600,000)	600,000	600,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $143,858,822)†	99.7	143,858,822
Other Assets and Liabilities, Net	0.3	429,165
Net Assets	100.0	144,287,987

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and shown at their current rates as of December 31, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

† The cost for federal income tax purposes was $143,858,822.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax-Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$143,258,822	$—	$143,258,822
Closed-End Investment Company	—	600,000	—	600,000
Total	$—	$143,858,822	$—	$143,858,822

There have been no transfers between fair value measurement levels during the year ended December 31, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2014
Assets	Tax Free Money Fund Investment
Investments in securities, valued at amortized cost	$143,858,822
Cash	63,225
Interest receivable	424,349
Due from Advisor	5,817
Other assets	10,199
Total assets	144,362,412
Liabilities
Distributions payable	4,989
Accrued Trustees' fees	1,829
Other accrued expenses and payables	67,607
Total liabilities	74,425
Net assets, at value	$144,287,987
Net Assets Consist of
Undistributed net investment income	9,704
Paid-in capital	144,278,283
Net assets, at value	$144,287,987
Net Asset Value
Premier Shares Net Asset Value, offering and redemption price per share ($144,287,987 ÷ 144,277,365 shares outstanding, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2014
Investment Income	Tax Free Money Fund Investment
Income: Interest	$160,962
Total income	160,962
Expenses: Management fee	197,877
Administration fee	131,918
Services to shareholders	328,672
Service fees	329,228
Custodian fee	6,992
Professional fees	66,759
Reports to shareholders	31,916
Registration fees	22,987
Trustees' fees and expenses	7,336
Other	6,335
Total expenses before expense reductions	1,130,020
Expense reductions	(983,078)
Total expenses after expense reductions	146,942
Net investment income	14,020
Net realized gain (loss) from investments	3,960
Net increase (decrease) in net assets resulting from operations	$17,980

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Years Ended December 31,
	2014	2013
Operations: Net investment income	$14,020	$14,079
Net realized gain (loss) from investments	3,960	14
Net increase (decrease) in net assets resulting from operations	17,980	14,093
Distributions to shareholders from: Net investment income: Premier Shares	(14,042)	(14,079)
Net realized gains Premier Shares	(3,960)	—
Total distributions	(18,002)	(14,079)
Fund share transactions: Premier Shares Proceeds from shares sold	380,686,843	317,139,815
Reinvestment of distributions	258	214
Payments for shares redeemed	(357,520,814)	(358,267,668)
Net increase (decrease) in net assets from Premier Shares transactions	23,166,287	(41,127,639)
Increase (decrease) in net assets	23,166,265	(41,127,625)
Net assets at beginning of period	121,121,722	162,249,347
Net assets at end of period (including undistributed net investment income of $9,704 and $9,726, respectively)	$144,287,987	$121,121,722
Other Information
Premier Shares Shares outstanding at beginning of period	121,111,078	162,238,717
Shares sold	380,686,843	317,139,815
Shares issued to shareholders in reinvestment of distributions	258	214
Shares redeemed	(357,520,814)	(358,267,668)
Net increase (decrease) in Fund shares from Premier Shares transactions	23,166,287	(41,127,639)
Shares outstanding at end of period	144,277,365	121,111,078

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax Free Money Fund Investment

Premier Shares
	Years Ended December 31,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Realized gains	(.000	)*		—		—		—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.01		.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	144		121		162		145		164
Ratio of expenses before expense reductions (%)	.86		.84		.85		.86		.81
Ratio of expenses after expense reductions (%)	.11		.16		.26		.31		.42
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005 per share.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

NY Tax Free Money Fund and Tax Free Money Fund Investment (each a "Fund," and collectively, the "Funds") are each a diversified series of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt New York Money Market Fund. The financial highlights for Tax-Exempt New York Money Market Fund are provided separately and are available upon request.

Tax Free Money Fund Investment offers one class of shares, Premier Shares.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Funds are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

When-Issued/Delayed Delivery Securities. Each Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yield available in the market on the dates when the investments are actually delivered to the buyers. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2014, NY Tax Free Money Fund had a net tax basis capital loss carryforward of approximately $4,000, including $1,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2018, the expiration date, whichever occurs first; and $3,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

Each Fund has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in each Fund's financial statements. Each Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

At December 31, 2014, the Funds' components of distributable earnings (accumulated losses) on a tax basis are as follows:
	NY Tax Free Money Fund	Tax Free Money Fund Investment
Undistributed tax-exempt income*	$3,140	$9,704
Capital loss carryforwards	$(4,000)	$—

In addition, the tax character of distributions paid to shareholders by the Funds is summarized as follows:
	Years Ended December 31,
	2014	2013
NY Tax Free Money Fund: Distributions from tax-exempt income	$5,457	$6,319
Tax Free Money Fund Investment Distributions from tax-exempt income	$14,042	$14,079
Distributions from short-term capital gains*	$3,960	$—

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

Under each Investment Management Agreement with the Advisor, NY Tax Free Money Fund and Tax Free Money Fund Investment pay an annual management fee of 0.12% and 0.15%, respectively, based on each Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Tax Free Money Fund Investment — Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% of its average daily net assets.

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of NY Tax Free Money Fund — Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% of its average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses for NY Tax Free Money Fund and Tax Free Money Fund Investment.

Accordingly, for the year ended December 31, 2014, the amount charged to each Fund by the Advisor was as follows:
	Total Aggregated	Waived	Annual Effective Rate
NY Tax Free Money Fund	$54,247	$54,247	.00%
Tax Free Money Fund Investment	$197,877	$197,877	.00%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to each Fund. For all services provided under the Administrative Services Agreement, each Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2014, the Administration Fee was as follows:
	Total Aggregated	Waived
NY Tax Free Money Fund	$45,206	$45,206
Tax Free Money Fund Investment	$131,918	$127,965

In addition, the Advisor waived $125,631 of other expenses for NY Tax Free Money Fund.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for each Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from each Fund. For the year ended December 31, 2014, the amounts charged to each Fund by DSC was as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2014
NY Tax Free Money Fund: Investment Class	$110,426	$110,426	$—
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$2,153	$2,081	$72
Tax Free Money Fund Investment: Premier Shares	$328,008	$328,008	$—

Distribution and Service Fees. DeAWM Distributors, Inc. ("DDI") is each Fund's distributor. The Tax-Exempt New York Money Market Fund shares of NY Tax Free Money Fund pays DDI an annual fee, pursuant to a Rule 12b-1 plan, based on an annual rate of 0.50% of the Tax-Exempt New York Money Market Fund shares' average daily net assets, which is calculated daily and payable monthly. For the year ended December 31, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Waived
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$7,312	$7,312

In addition, DDI provides information and administrative services for a fee ("Service Fee") at an annual rate of up to 0.25% of average daily net assets for Investment Class Shares of NY Tax Free Money Fund and Premier Shares of Tax Free Money Fund Investment. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the year ended December 31, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Annual Effective Rate
NY Tax Free Money Fund: Investment Class	$79,457	$79,457	.00%
Tax Free Money Fund Investment: Premier Shares	$329,228	$329,228	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to each Fund. For the year ended December 31, 2014, the amount charged to each Fund by DIMA included in the Statement of Operations under "Reports to shareholders" is as follows:
	Total Aggregated	Unpaid at December 31, 2014
NY Tax Free Money Fund	$22,243	$8,737
Tax Free Money Fund Investment	$10,705	$3,898

Trustees' Fees and Expenses. Each Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement. The Funds had no outstanding loans at December 31, 2014.

D. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholder accounts could have a material impact on the Funds.

At December 31, 2014, one shareholder account held approximately 71% of the outstanding shares of the NY Tax Free Money Fund and one shareholder account held approximately 85% of the outstanding shares of Tax Free Money Fund Investment.

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Money Market Trust and Shareholders of NY Tax Free Money Fund and Tax Free Money Fund Investment:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of NY Tax Free Money Fund and Tax Free Money Fund Investment (the "Funds") at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where such confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts February 25, 2015	PricewaterhouseCoopers LLP

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees, and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2014 to December 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

NY Tax Free Money Fund
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2014 (Unaudited)
Actual Fund Return	Investment Class
Beginning Account Value 7/1/14	$1,000.00
Ending Account Value 12/31/14	$1,000.07
Expenses Paid per $1,000*	$.45
Hypothetical 5% Fund Return	Investment Class
Beginning Account Value 7/1/14	$1,000.00
Ending Account Value 12/31/14	$1,024.75
Expenses Paid per $1,000*	$.46

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Investment Class
NY Tax Free Money Fund	.09%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Free Money Fund Investment
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2014 (Unaudited)
Actual Fund Return	Premier Shares
Beginning Account Value 7/1/14	$1,000.00
Ending Account Value 12/31/14	$1,000.09
Expenses Paid per $1,000*	$.45
Hypothetical 5% Fund Return	Premier Shares
Beginning Account Value 7/1/14	$1,000.00
Ending Account Value 12/31/14	$1,024.75
Expenses Paid per $1,000*	$.46

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Premier Shares
Tax Free Money Fund Investment	.09%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended December 31, 2014, 100% are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

NY Tax Free Money Fund

The Board of Trustees approved the renewal of NY Tax Free Money Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Investment Class shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Investment Class shares (1st quartile) and higher than the median of the applicable Lipper expense universe for Tax-Exempt New York Money Market Fund shares (4th quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax Free Money Fund Investment

The Board of Trustees approved the renewal of Tax Free Money Fund Investment’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Premier Shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds, noting that DIMA indicated that it does not provide services to any other comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	105	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	105	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	105	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	105	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		105	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	105	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	105	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	105	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	105	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	105	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	105	—
Robert H. Wadsworth* (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	105	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

* Robert H. Wadsworth retired from the Board effective December 31, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site
deutscheliquidity.com/US
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset & Wealth Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	NY Tax Free Money Fund — Investment Class	Tax Free Money Fund Investment — Premier Shares
Nasdaq Symbol	BNYXX	BTXXX
CUSIP Number	23337T 805	23337T 888
Fund Number	844	839

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

NYTXMFREE-2
(R-025794-4 2/15)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

NY TAX FREE MONEY FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2014	$42,834	$0	$0	$0
2013	$40,985	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2014	$0	$63,439	$0
2013	$0	$66,535	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2014	$0	$63,439	$0	$63,439
2013	$0	$66,535	$0	$66,535

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

TAX FREE MONEY FUND INVESTMENT
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2014	$44,327	$0	$0	$0
2013	$42,435	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2014	$0	$63,439	$0
2013	$0	$66,535	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2014	$0	$63,439	$0	$63,439
2013	$0	$66,535	$0	$66,535

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 27, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 27, 2015